Loans Receivable, Net and Allowance for Loan Losses, Allowance for Loan Losses (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	$ 805,000	$ 871,000
Charge-offs	(107,000)	(203,000)
Recoveries	0	0
Provision	162,000	137,000
Allowance for loan losses, ending balance	860,000	805,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	140,000	169,000
Collectively evaluated for impairment	720,000	636,000
Loans receivable, ending balance	85,256,000	76,182,000
Loans receivable, individually evaluated for impairment	1,632,000	3,105,000
Loans receivable, collectively evaluated for impairment	83,624,000	73,077,000
Nonaccrual loans by class of loan portfolio [Abstract]
Nonaccrual loans	2,100,000	3,300,000
Interest income on non-accrual loans	78,000	66,000
Interest income forgone on non-accrual loans	22,000	83,000
Unallocated [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	47,000	40,000
Charge-offs	0	0
Recoveries	0	0
Provision	(3,000)	7,000
Allowance for loan losses, ending balance	44,000	47,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	44,000	47,000
Loans receivable, ending balance	0	0
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	0	0
Real Estate Loans [Member]
Allowance for loan losses, additional information [Abstract]
Loans receivable, ending balance	85,094,000	76,082,000
Real Estate Loans [Member] | One-to-four Family Residential [Member]
Allowance for loan losses, additional information [Abstract]
Loans receivable, ending balance	45,390,000	41,759,000
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Owner Occupied [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	114,000	185,000
Charge-offs	0	(93,000)
Recoveries	0	0
Provision	(37,000)	22,000
Allowance for loan losses, ending balance	77,000	114,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	77,000	114,000
Loans receivable, ending balance	10,272,000	12,153,000
Loans receivable, individually evaluated for impairment	131,000	861,000
Loans receivable, collectively evaluated for impairment	10,141,000	11,292,000
Real Estate Loans [Member] | One-to-four Family Residential [Member] | Non-owner Occupied [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	351,000	335,000
Charge-offs	(103,000)	(110,000)
Recoveries	0	0
Provision	120,000	126,000
Allowance for loan losses, ending balance	368,000	351,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	24,000	91,000
Collectively evaluated for impairment	344,000	260,000
Loans receivable, ending balance	35,118,000	29,606,000
Loans receivable, individually evaluated for impairment	695,000	1,240,000
Loans receivable, collectively evaluated for impairment	34,423,000	28,366,000
Real Estate Loans [Member] | Multi-family Residential [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	26,000	23,000
Charge-offs	0	0
Recoveries	0	0
Provision	(6,000)	3,000
Allowance for loan losses, ending balance	20,000	26,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	20,000	26,000
Loans receivable, ending balance	3,315,000	3,715,000
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	3,315,000	3,715,000
Real Estate Loans [Member] | Commercial Real Estate and Lines of Credit [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	148,000	155,000
Charge-offs	0	0
Recoveries	0	0
Provision	71,000	(7,000)
Allowance for loan losses, ending balance	219,000	148,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	88,000	36,000
Collectively evaluated for impairment	131,000	112,000
Loans receivable, ending balance	20,595,000	19,854,000
Loans receivable, individually evaluated for impairment	494,000	427,000
Loans receivable, collectively evaluated for impairment	20,101,000	19,427,000
Real Estate Loans [Member] | Construction [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	35,000	40,000
Charge-offs	0	0
Recoveries	0	0
Provision	28,000	(5,000)
Allowance for loan losses, ending balance	63,000	35,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	63,000	35,000
Loans receivable, ending balance	9,765,000	5,263,000
Loans receivable, individually evaluated for impairment	0	0
Loans receivable, collectively evaluated for impairment	9,765,000	5,263,000
Real Estate Loans [Member] | Home Equity [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	83,000	92,000
Charge-offs	(4,000)	0
Recoveries	0	0
Provision	(11,000)	(9,000)
Allowance for loan losses, ending balance	68,000	83,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	28,000	42,000
Collectively evaluated for impairment	40,000	41,000
Loans receivable, ending balance	6,029,000	5,491,000
Loans receivable, individually evaluated for impairment	306,000	577,000
Loans receivable, collectively evaluated for impairment	5,723,000	4,914,000
Consumer Non-real Estate [Member]
Allowance for loan losses [Roll Forward]
Allowance for loan losses, beginning balance	1,000	1,000
Charge-offs	0	0
Recoveries	0	0
Provision	0	0
Allowance for loan losses, ending balance	1,000	1,000
Allowance for loan losses, additional information [Abstract]
Individually evaluated for impairment	0	0
Collectively evaluated for impairment	1,000	1,000
Loans receivable, ending balance	162,000	100,000
Loans receivable, individually evaluated for impairment	6,000	0
Loans receivable, collectively evaluated for impairment	$ 156,000	$ 100,000